As filed with the Securities and Exchange Commission on or about May 17, 2002

                                        Securities Act Registration No. 33-45320
                                Investment Company Act Registration No. 811-6552

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [  ]
         Pre-Effective Amendment No.                                        [  ]
                                     ------
         Post-Effective Amendment No.  25                                    [X]
                                      ------
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [  ]
         Amendment No.    26                                                 [X]
                       ------
                        (Check appropriate box or boxes)

                        STRONG OPPORTUNITY FUND II, INC.
               (Exact Name of Registrant as Specified in Charter)

      100 Heritage Reserve
    Menomonee Falls, Wisconsin                                             53051
(Address of Principal Executive Offices)                              (Zip Code)
       Registrant's Telephone Number, including Area Code: (414) 359-3400
                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box).

     [X] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on (date) pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 17th day of May, 2002.

                                  STRONG OPPORTUNITY FUND II, INC.
                                  (Registrant)


                                  BY:/s/ Richard W. Smirl
                                  ----------------------------------------------
                                  Richard W. Smirl, Vice President and Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

Name                                           Title                                       Dated As Of

                                               Chairman of the Board (Principal
/s/ Richard S. Strong                          Executive Officer) and a Director           May 17, 2002
------------------------------------
Richard S. Strong

                                               Treasurer (Principal Financial
/s/ John W. Widmer                             and Accounting Officer)                     May 17, 2002
------------------------------------
John W. Widmer


                                               Director                                    May 17, 2002
------------------------------------
Willie D. Davis*


                                               Director                                    May 17, 2002
------------------------------------
William F. Vogt*


                                               Director                                    May 17, 2002
------------------------------------
Stanley Kritzik*


                                               Director                                    May 17, 2002
------------------------------------
Neal Malicky*


                                               Director                                    May 17, 2002
------------------------------------
Gordon Greer*

* Gilbert L. Southwell III signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 24 and Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A.


                                      By:/s/ Gilbert L. Southwell, III
                                         ---------------------------------------
                                         Gilbert L. Southwell, III

                                  EXHIBIT INDEX

                                                                                             EDGAR
Exhibit No.      Exhibit                                                                     Exhibit No
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(h)              Amended and Restated Transfer and Dividend Disbursing Agent Agreement       EX-99.h